LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2013
Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the Nine Months Ended September 30,
	2012	2013	2013
	RMB(‘000)	RMB(‘000)	US$(‘000)
	(unaudited)	(unaudited)
Numerator:
Loss attributable to ordinary shareholders — basic and diluted	(892,449)	(852,260)		(139,259)

Denominator:
Weighted-average number of shares outstanding, opening	421,676,232	422,766,842		422,766,842
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	355,555	347,256		347,256

Weighted-average number of shares outstanding — basic and diluted	422,031,787	423,114,098		423,114,098

Basic net loss per share	RMB (2.11)	RMB (2.01)	US$	(0.33)

Diluted net loss per share	RMB (2.11)	RMB (2.01)	US$	(0.33)